ARTIO GLOBAL EQUITY FUND INC.

March 3, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Artio Global Equity Fund Inc. (the “Fund”)
File Nos. (333-111901) and (811-06017)
Post–Effective Amendment No. 12

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Post-Effective Amendment No. 12 that was filed electronically on February 26, 2010.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 662-1745.

Sincerely,

/s/ Tracie A. Coop
Tracie A. Coop
Assistant Secretary